Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of derivative assets and liabilities
(in thousands)	Level 1	Level 2	Level 3	Total Fair Value
June 30, 2022
Assets
Natural gas swap	$—	$245	$—	$245
Interest rate swap	—	4,720	—	4,720
Liabilities
Natural gas swap	$—	$55	$—	$55
Warrant liabilities	—	—	52,730	52,730
(in thousands)	Level 1	Level 2	Level 3	Total Fair Value
December 31, 2021
Assets
Interest rate swap	$—	$439	$—	$439
Liabilities
Natural gas swap	$—	$178	$—	$178
Interest rate swap	—	727	—	727
Warrant liabilities	—	—	67,290	67,290

(in thousands)	Level 1	Level 2	Level 3	Total Fair Value
December 31, 2021
Assets
Interest rate swap	$—	$439	$—	$439
Liabilities
Private Placement Warrant liabilities	$—	$—	$67,290	$67,290
Natural gas swap	—	178	—	178
Interest rate swap	—	727	—	727